Segment Information - Summary of Revenue from Each Segment, Income (Loss) from Operations (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues:
Revenues				¥ 4,981,705	¥ 4,974,757
Revenues		¥ 3,587,695	$ 515,340
Operating income (loss):
Total consolidated operating income (loss)		(1,110,912)	(159,573)	467,222	446,880
Corporate, Non-Segment [Member]
Operating income (loss):
Unallocated expenses	[1]	(673,105)	(96,687)	(85,118)	(73,316)
Utility Products and Related Services [Member]
Revenues:
Revenues				3,119,483	3,439,563
Revenues		1,573,030	225,952
Utility Products and Related Services [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		297,099	42,676	1,034,968	979,447
Mobile Entertainment [Member]
Revenues:
Revenues				1,778,867	1,496,443
Revenues		1,871,543	268,830
Mobile Entertainment [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		(375,278)	(53,905)	(312,515)	(417,350)
Al And Other Segments [Member]
Revenues:
Revenues				83,355	38,751
Revenues		143,122	20,558
Al And Other Segments [Member] | Operating Segments [Member]
Operating income (loss):
Total consolidated operating income (loss)		¥ (359,628)	$ (51,657)	¥ (170,113)	¥ (41,901)

[1]	Unallocated items include share-based compensation and goodwill impairment which were not allocated to segments.